Significant Accounting Policies And Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [Line Items]
Right of use asset	$ 618			$ 0
Revenue From Rendering Of services	6,942	$ 8,132
Cyberonica
Disclosure of offsetting of financial assets [Line Items]
Right of use asset			$ 674
Lease liability			$ 674
Depreciation charge for right-of-use assets	56
Interest expense on lease liabilities	26
Time charters leases
Disclosure of offsetting of financial assets [Line Items]
Revenue From Rendering Of services	3,861
Operating lease income	$ 3,081